Notes Payable, Line of Credit and Convertible Notes Payable	12 Months Ended
Dec. 31, 2023
Notes Payable, Line of Credit and Convertible Notes Payable
Notes Payable, Line of Credit and Convertible Notes Payable

6. Notes Payable, Line of Credit and Convertible Notes Payable

On January 25, 2021, the Company received $1,131,878 under the Paycheck Protection Program of the U.S. Small Business Administration’s (SBA) 7(a) Loan Program pursuant to the Coronavirus, Aid, Relief and Economic Security Act (CARES Act), Pub. Law 116-136, 134 Stat. 281 (2020). The Note Payable bears interest at 1% and is due January 23, 2026. The Company accrued interest of $9,845 as of December 31, 2021. The Company has used the funds in accordance with the legal requirements and has applied for forgiveness. No payments are due unless the Company receives notification that their application for forgiveness is not approved at which time monthly payments through January 2026 would be required to repay the balance. In May 2022, the entire unpaid balance was forgiven and approximately $1,146,000 recognized as other income.

On July 8, 2022, the Company entered into a Business Loan with Funding Circle of Denver, Colorado for $500,000. The Company received $480,050. The $500,000 plus interest at 6.99% is being repaid at $22,384 per month over twenty-four months. The Business Loan is secured by the assets of the Company and is guaranteed by the founders. The balance as of December 31, 2023 and 2022 was $0 and $424,540, respectively. As of December 31 2022, $292,932 was due in 2023 and $131,608 in 2024. The Company recorded interest expense of $5,064 and $0 during the year ended December 31, 2023 and 2022. On June 21, 2023, the Company paid the remaining balance of $256,541 to pay off the Loan.

The Company had an $85,000 revolving line of credit agreement with no stated expiration date. The Company owed $0 as of December 31, 2023 and 2022. The line of credit totaling $85,300 was paid off on June 20, 2023 and was terminated.

On June 22, 2023, the Company issued a $2,000,000 senior secured convertible promissory note to Platinum Capital Partner, Inc. As a condition of funding, the Company paid off three small notes and accounts payable totaling $374,000. At the option of the holder, the note is convertible into cash, common stock or a combination of cash and stock. The conversion into the Company’s common stock was $6.50 per share as of December 31, 2023. The repayment amount of the note is 110% ($2,200,000) and matures on June 22, 2024. The number of common shares issuable equals 452,240 if fully converted into common stock, including accrued interest. Interest on the note is 6% per annum calculated on 360 days.

If, at any time while the note is outstanding, the effective time of the merger between BYTE and the Company pursuant to the Merger Agreement dated on June 22, 2023 occurs, then, any subsequent conversion of the note, the holder has the right to receive, for each conversion share that would had been issuable upon conversion immediately prior to the BYTE merger, at the option of the holder, the same kind of securities, cash or property as it would have been entitled to receive on the occurrence of the BYTE merger if it had been, immediately prior to the BYTE merger, the holder of one share of common stock (“BYTE alternate consideration”). The BYTE alternate consideration conversion price for purposes of any conversion following the BYTE merger, the conversion price is the lower of (A) $6.50 for each unit and (B) 65% of the volume weighted average price for the BYTE alternate consideration for the preceding five trading days immediately prior to any conversion by the holder, but (C) in no event will the conversion price be below $4.00, subject to anti-dilution provisions. The note was amended and restated on February 2, 2024. See Note 18 – Subsequent Events.

On October 3, 2023, the Company issued senior secured convertible promissory notes for $600,000 to two private investors. At the option of the holders, the notes are convertible into cash, common stock or a combination of cash and stock. The Conversion Price shall be the lower of (A) $6.50 for each unit or share of BYTE Alternate Consideration, subject to appropriate adjustment and (B) 65% of the VWAP for the BYTE Alternate consideration for the preceding five (5) Trading Days immediately prior to any conversion by the Holder, but (C) in no event shall the Conversion Price be below $4.00, subject to appropriate adjustment. The repayment amount of the notes is 110% ($660,000) and mature on September 30, 2024. Interest on the notes is 6% per annum calculated on 360 days.

The Company accounts for the notes under the fair value method of accounting and as of December 31, 2023 the notes are recorded at $2,825,366. During the year ended December 31, 2023, the Company recorded an increase in the fair value of the convertible note payable totaling $240,784 which was recorded as loss from change in fair value of convertible debt on the statement of operations and comprehensive loss. In connection with the convertible notes transaction, the Company issued warrants to purchase 53,800 shares of common stock with an exercise price of $6.50 upon the conclusion of the BYTE merger. The value of the warrants totaled $15,418 and reduced the fair value of the convertible promissory notes. See Note 16 – Fair Value Measurements for more information.